Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash Flows from Operating Activities:
Net (loss) income	$ (72,187,116)	$ (54,020,081)	$ 691,956
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	3,378,952	2,187,206	880,879
Allowance for doubtful accounts	854,615	463,514
Goodwill impairment	7,872,696	10,407,349
Loss on disposal of roperty, plant and equipment	97,552	434,183
(Gain) Loss on disposal of subsidiaries	(383,376)	95,932
Deferred taxes	3,230,566	(3,921,856)
Share-based compensation		1,086,231	778,423
Changes in operating assets and liabilities:
Accounts receivable	24,887,013	23,222,982	(2,106,752)
Notes receivable	89,332	(88,495)
Inventories	1,054,542	454,262	389,388
Prepaid expenses and other current assets	3,520,047	12,250,088	(8,057,239)
Prepaid assets	3,445,169	(329,926)	1,718,110
Accounts payable	1,306,275	(4,845,854)	6,723,151
Other payables and accrued liabilities	1,636,866	(15,213,292)	3,134,093
Due to related parties			(844,718)
Income taxes payable	106,135	(317,026)	(402,825)
Net cash (used in) provided by operating activities	(21,090,732)	(28,134,783)	2,904,466
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(45,819)	(2,390,339)	(2,783,440)
Purchase of intangible assets		(17,165)	(1,051,138)
Business acquisitions of Hekangyuan		(7,998,836)
Business acquisitions of Baodeng		(79,584)
Deposits return from Shennong		1,931,646
Purchase of DAJI			(75,044)
Deposits paid for business acquisitions			(9,313,225)
Proceeds from disposal of subsidiaries	23,777	34,330
Proceeds from disposal of roperty, plant and equipment	111,364	43,069
Net cash provided by/ (used in) investing activities	89,322	(8,476,879)	(13,222,847)
Cash Flows from Financing Activities:
Ordinary shares issued for cash	3,000,000	18,877,600	10,965,553
Cash contribution from non-controlling shareholders			37,522
Dividend payment			(375,000)
Proceeds from short-term loans	2,488,467	2,247,086	2,163,037
Repayments of short-term loans	(2,342,943)	(2,293,900)	(2,118,893)
Net cash provided by financing activities	3,145,524	18,830,786	10,672,219
Effect of exchange rate changes on cash and cash equivalents	1,477,742	955,755	2,550,149
Net (decrease) increase in cash and cash equivalents	(16,378,144)	(16,825,121)	2,903,987
Cash and cash equivalents at the beginning of year	19,733,631	36,558,752	33,654,765
Cash and cash equivalents at the end of year	3,355,487	19,733,631	36,558,752
Supplemental disclosures of cash flows information:
Cash paid for income taxes	306,090	570,113	1,209,381
Cash paid for interest expense	72,303	85,993	111,790
Supplemental schedule of non-cash investing and financing activities
Ordinary shares issued for acquisitions		$ 7,386,320